Employees' Retirement Benefits (Schedule Of Accumulated Benefit Obligation And Fair Value Of Plan Assets In Plans With Accumulated Benefit Obligations In Excess Of Fair Value Of Plan Assets) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2016	Mar. 31, 2015
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligation	¥ 1,871,038	¥ 1,873,425
Fair value of plan assets	¥ 1,034,021	¥ 1,113,285